Tax credits and grants receivable (Tables)	12 Months Ended
Nov. 30, 2020
Schedule Of Information About Unused And Unrecorded Non Refundable Federal Tax Credit [Abstract]
Disclosure Details Of Tax Credits Roll Forward

2020

Balance as at November 30, 2019	$-

Tax credits and grants recognized in net loss	749

Effect of change in exchange rates	6

Balance as at November 30, 2020	$755

Summary of information about unused and unrecorded non refundable federal tax credit
The Company has unused and unrecorded non-refundable federal tax credits which may be used to reduce future federal income tax payable and expire as follows:

2024	$458

2025	1,365

2026	1,676

2027	2,309

2028	2,561

2029	1,726

2030	855

2031	598

2032	313

2033	207

2039	193

2040	454

$12,715